BUSINESS COMBINATIONS - Acquisition of Darwin Homes, Inc. & Theorem Technology, Inc. - Narrative (Details) - USD ($) $ in Thousands	Oct. 22, 2024	Jan. 05, 2023	Dec. 31, 2024	Oct. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Goodwill			$ 23,062		$ 10,945
Contingent consideration from the Theorem acquisition			6,090		$ 0
Darwin Homes, Inc.
Business Acquisition [Line Items]
Percentage of interests acquired		100.00%
Market value of business acquisition		$ 18,000
Cash and equity awards granted in acquisition		12,000
Acquisition related costs		100
Identified intangible assets acquired		5,100
Goodwill		$ 10,900
Theorem Technology, Inc.
Business Acquisition [Line Items]
Percentage of interests acquired	100.00%
Market value of business acquisition	$ 7,500
Acquisition related costs	100
Identified intangible assets acquired	8,300
Goodwill	12,100
Business combination, consideration transferred	17,500
Business acquired cash	$ 10,000
Estimated equity interest (in shares)	504,440
Contingent consideration from the Theorem acquisition	$ 6,100		$ 6,100	$ 6,100